Equity (Details) ₪ / shares in Units, $ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands				12 Months Ended
	Jul. 28, 2025 EUR (€) shares	Jul. 28, 2025 $ / shares shares	Jan. 16, 2024 ILS (₪)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 ₪ / shares	Jul. 22, 2025 USD ($)	Dec. 31, 2024 ₪ / shares shares	Jan. 16, 2024 EUR (€) shares	Jan. 16, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares shares
Equity [Line Items]
Ordinary share oustanding					13,781,230
Total proceeds offering amount (in New Shekels) | ₪			₪ 10,046
Liability amount (in Dollars) | $					$ 3,687
Warrants (in Dollars) | $									$ 416
Price per share in the private placement (in Dollars per share) | $ / shares		$ 16.3
Proceeds from issuing shares (in Euro)	€ 12,663			€ 12,663	$ 14,868
Series C Debentures [Member]
Equity [Line Items]
Aggregate principal amount (in Euro) | €											€ 41,000
Ordinary Shares [Member]
Equity [Line Items]
Net of treasury shares					258,046
Options to purchase					2,645
Ordinary Shares [Member] | Series C Debentures [Member]
Equity [Line Items]
Price per share (in New Shekels per share) | ₪ / shares												₪ 170,000,000
Proceeds from private placement (in Euro) | €											€ 2,449
Ordinary Shares [Member] | Series One Options [Member]
Equity [Line Items]
Warrants											1,020,000
Ordinary Shares [Member] | Series F Debentures [Member]
Equity [Line Items]
Price per share (in New Shekels per share) | ₪ / shares												80
Ordinary share issued											1,020,000
Composition of share capital [Member]
Equity [Line Items]
Ordinary share authorized	926,000	926,000
Composition of share capital [Member] | Series F Debentures [Member]
Equity [Line Items]
Price per share (in New Shekels per share) | ₪ / shares												₪ 80
Composition of share capital [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized					30,000,000					170,000,000			17,000,000
Price per share (in New Shekels per share) | ₪ / shares								₪ 10		₪ 10			₪ 10
Ordinary share issued					13,781,230					12,852,585			12,852,585
Ordinary share oustanding										12,852,585			12,852,585